Separate Account Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Separate Account Assets and Liabilities	We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and are reported as separate account assets, with an equivalent summary total reported as separate account liabilities. The assets of insulated accounts are legally segregated and are not subject to claims that arise from any of our other businesses.
Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for MRBs.
Amounts assessed against the policyholders for mortality, administrative and other services are included in policy fees. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such separate accounts are offset within the same line in the Condensed Consolidated Statements of Income (Loss).
For discussion of the fair value measurement of guaranteed benefits that are accounted for as MRBs, see Note 4.
Account balances of variable annuity contracts were invested in Separate account investment options as follows:

	March 31, 2023		March 31, 2022
(in millions)	Individual Retirement	Group Retirement	Individual Retirement	Group Retirement
Equity Funds	$23,845	$26,433	$26,931	$30,844
Bond Funds	3,915	3,571	4,401	4,176
Balanced Funds	17,818	5,254	21,402	5,866
Money Market Funds	718	534	604	456
Total*	$46,296	$35,792	$53,338	$41,342
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*Excludes Separate account balances related to fixed annuities for Individual Retirement and Group Retirement, Life Insurance and Institutional Markets.
The following table presents the balances and changes in Separate account liabilities:

Three Months Ended March 31, 2023	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Separate accounts balance, beginning of year	$45,178	$34,361	$799	$4,515	$84,853
Premiums and deposits	451	360	9	26	846
Policy charges	(344)	(110)	(12)	(24)	(490)
Surrenders and withdrawals	(844)	(669)	(6)	(404)	(1,923)
Benefit payments	(215)	(130)	(1)	(54)	(400)
Investment performance	2,131	2,186	53	99	4,469
Net transfers from (to) general account	73	(77)	(1)	6	1
Other charges	—	(1)	—	2	1
Separate accounts balance, end of period	$46,430	$35,920	$841	$4,166	$87,357
Cash surrender value*	$45,388	$35,726	$794	$4,168	$86,076

Three Months Ended March 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Separate accounts balance, beginning of year	$57,927	$45,138	$1,044	$5,002	$109,111
Premiums and deposits	758	440	10	30	1,238
Policy charges	(321)	(127)	(13)	(25)	(486)
Surrenders and withdrawals	(934)	(696)	(6)	(20)	(1,656)
Benefit payments	(255)	(144)	(2)	(5)	(406)
Investment performance	(3,718)	(2,992)	(73)	(87)	(6,870)
Net transfers from (to) general account	44	(134)	—	8	(82)
Other charges	(1)	1	—	1	1
Separate accounts balance, end of period	$53,500	$41,486	$960	$4,904	$100,850
Cash surrender value*	$52,334	$41,263	$949	$4,898	$99,444
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*The cash surrender value represents the amount of the contract holder’s account balance distributable at the balance sheet date less applicable surrender charges.
Separate account liabilities primarily represent the contract holder's account balance in separate account assets and will be equal and offsetting to total separate account assets.
Separate Account Assets and Liabilities
We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and are reported as separate account assets, with an equivalent summary total reported as separate account liabilities. The assets of insulated accounts are legally segregated and are not subject to claims that arise from any of our other businesses.
Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for MRBs.
Amounts assessed against the policyholders for mortality, administrative and other services are included in policy fees. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such separate accounts are offset within the same line in the Consolidated Statements of Income (Loss).
For discussion of the fair value measurement of guaranteed benefits that are accounted for as MRBs, see Note 4.
The following table presents fair value of separate account investment options:

December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Equity Funds	$22,990	$24,608	$687	$581	$48,866
Bond Funds	3,802	4,081	46	1,321	9,250
Balanced Funds	17,663	5,113	49	1,939	24,764
Money Market Funds	723	559	17	674	1,973
Total	$45,178	$34,361	$799	$4,515	$84,853

December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Equity Funds	$29,158	$33,849	$917	$748	$64,672
Bond Funds	4,745	4,496	50	1,468	10,759
Balanced Funds	23,460	6,326	60	2,515	32,361
Money Market Funds	564	467	17	271	1,319
Total	$57,927	$45,138	$1,044	$5,002	$109,111
The following table presents the balances and changes in separate account liabilities:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Separate accounts balance, beginning of year	$57,927	$45,138	$1,044	$5,002	$109,111
Premiums and deposits	2,420	1,611	37	69	4,137
Policy charges	(1,325)	(461)	(51)	(100)	(1,937)
Surrenders and withdrawals	(3,320)	(2,452)	(22)	(131)	(5,925)
Benefit payments	(898)	(613)	(6)	(59)	(1,576)
Investment performance	(9,861)	(8,479)	(201)	(319)	(18,860)
Net transfers from (to) general account	235	(383)	(2)	44	(106)
Other charges	—	—	—	9	9
Separate accounts balance, end of year	$45,178	$34,361	$799	$4,515	$84,853
Cash surrender value*	$44,124	$34,169	$777	$4,518	$83,588

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Separate accounts balance, beginning of year	$53,456	$41,310	$912	$4,612	$100,290
Premiums and deposits	4,081	1,979	49	76	6,185
Policy charges	(1,368)	(523)	(52)	(98)	(2,041)
Surrenders and withdrawals	(4,261)	(3,013)	(32)	(82)	(7,388)
Benefit payments	(1,039)	(615)	(10)	(23)	(1,687)
Investment performance	6,743	6,711	180	486	14,120
Net transfers from (to) general account	315	(711)	(3)	26	(373)
Other charges	—	—	—	5	5
Separate accounts balance, end of year	$57,927	$45,138	$1,044	$5,002	$109,111
Cash surrender value*	$56,727	$44,909	$1,026	$4,993	$107,655
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*The cash surrender value represents the amount of the contract holder’s account balance distributable at the balance sheet date less applicable surrender charges.
Separate account liabilities primarily represent the contract holder's account balance in separate account assets and will be equal and offsetting to total separate account assets.